LEASES (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of Operating Right-of-use Assets and Operating Lease Liabilities
	December 31,
	2025	2024

Operating lease right-of-use assets, net	$25,086	$23,194

Operating lease liabilities, current	$5,949	$4,330
Operating lease liabilities, non-current	29,302	25,264

Total operating lease liabilities	$35,251	$29,594

Weighted average remaining lease term (years)	6.99	7.93
Weighted average discount rate of operating leases	6.04%	4.58%

Schedule of Operating Lease Costs
	Year ended December 31,
	2025	2024	2023
Operating lease costs	$4,508	$3,656	$3,788
Variable lease payments	$215	$413	$274
Short term lease costs	$162	$116	$75
Cash paid for operating leases, net of operating cash flows from lease incentives received	$5,654	$4,442	$3,072

Schedule of Minimum Lease Payments Over the Remaining Lease
Year ended December 31,
2026	$6,109
2027	6,098
2028	6,041
2029	6,051
2030 and thereafter	18,637

Total undiscounted lease payments	$42,936

Less: interest	7,685

Present value of lease liabilities	$35,251